Stock-Based Compensation (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Share based compensation cost		$ 549,836	$ 264,462
Shares
Nonvested at December 31, 2013 (in shares)		189,000
Stock Option Plan 2012 | Stock Options
Stock-Based Compensation
Vesting period		5 years
Number of shares available for future grants		19,250
Weighted-average period over which cost is expected to be recognized		3 years 7 months 6 days
Share based compensation cost		42,623	17,179
RRP | Nonvested Stock
Stock-Based Compensation
Vesting period		5 years
Nonvested at December 31, 2013 (in dollars per share)		$ 10.30	$ 10.30
Number of shares available for future grants		131,500
Number of shares issued	130,000
Total unrecognized compensation cost		953,831
Weighted-average period over which cost is expected to be recognized		3 years 7 months 6 days
Share based compensation cost		267,347	117,822
Shares
Nonvested at January 1, 2013 (in shares)		130,000
Granted (in shares)		0
Vested (in shares)		(26,000)
Forfeited (in shares)		0
Nonvested at December 31, 2013 (in shares)		104,000	130,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013 (in dollars per share)		$ 10.30
Granted (in dollars per share)		$ 0.00
Vested (in dollars per share)		$ 10.30
Forfeited (in dollars per share)		$ 0.00
Nonvested at December 31, 2013 (in dollars per share)		$ 10.30	$ 10.30
Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Nonvested at December 31, 2013 (in dollars per share)		$ 10.30	$ 10.30
Number of shares available for future grants		85,000
Total unrecognized compensation cost		258,427
Weighted-average period over which cost is expected to be recognized		1 year
Share based compensation cost		$ 239,866	$ 129,461
Period of performance results on which vesting period is based		3 years
Period of cumulative earnings per share on which performance criteria is based		3 years
Return on average tangible equity metrics (as a percent)		33.00%
Share Based Compensation Arrangement by Share Based Payment Award Period of Cumulative Earnings Per Share on Which Second Performance Criteria Based		3 years
Net charge off rate (as a percent)		33.00%
Profit margin (as a percent)		50.00%
Shares
Nonvested at January 1, 2013 (in shares)		85,000
Granted (in shares)		0
Vested (in shares)		0
Forfeited (in shares)		0
Nonvested at December 31, 2013 (in shares)		85,000	85,000
Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013 (in dollars per share)		$ 10.30
Granted (in dollars per share)		$ 0.00
Vested (in dollars per share)		$ 0.00
Forfeited (in dollars per share)		$ 0.00
Nonvested at December 31, 2013 (in dollars per share)		$ 10.30	$ 10.30
Minimum | Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Percentage of compensation cost payout		75.00%
Maximum | Performance Award Plan | Nonvested Stock
Stock-Based Compensation
Percentage of compensation cost payout		100.00%